FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 61,698	$ 59,010
Financial assets	61,698	59,010
Disclosure of financial liabilities [line items]
Financial liabilities	285,251	287,864
Financial liabilities	284,508	286,537
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,232	12,160
Financial liabilities	13,471	11,350
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	220,560	221,550
Financial liabilities	220,578	221,033
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	204,558	205,336
Financial liabilities	204,502	205,003
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,002	16,214
Financial liabilities	16,076	16,030
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	45,700	50,009
Financial liabilities	45,700	50,009
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,759	4,145
Financial liabilities	4,759	4,145
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	15,051	11,222
Financial assets	15,051	11,222
Government bonds
Disclosure of financial assets [line items]
Financial assets	1,383	1,600
Financial assets	1,383	1,600
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	2,730	2,441
Financial assets	2,730	2,441
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	7,888	9,198
Financial assets	7,888	9,198
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	5,744	5,181
Financial assets	5,744	5,181
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	8,142	9,904
Financial assets	8,142	9,904
Other financial assets
Disclosure of financial assets [line items]
Financial assets	25,887	28,324
Financial assets	25,887	28,324
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	20,760	19,464
Financial assets	$ 20,760	$ 19,464